LONG-TERM DEBT (Details 2 - Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 01, 2015
Debt Instrument [Line Items]
Number of CLOs consolidated	2		2	31	1
Number of Credit Funds Consolidated	2		2
Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 0	$ 0	$ 484,200,000	$ 3,300,000,000
Repayments of Long-term Debt	0	16,100,000	152,500,000	1,600,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets	1,200,000,000		1,200,000,000	12,557,293,000
Subordinated notes of Consolidated CLOs | Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	4,900,000	700,000	18,300,000	230,000,000
Revolving credit facility | Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 0	$ 33,100,000	$ 153,600,000	$ 19,600,000